Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

Property, plant and equipment consists of the following (in millions):

	March 31, 2015	December 31, 2014
Land	$2.3	$2.3
Buildings	83.8	67.9
Machinery and equipment	451.8	436.3
Construction in progress	43.3	62.2

	581.2	568.7
Less accumulated depreciation	(299.4)	(290.9)

Total	$281.8	$277.8

Property, plant and equipment consists of the following (in millions):

	As of December 31,
	2014	2013
Land	$2.3	$4.5
Buildings	67.9	104.3
Machinery and equipment	436.3	617.2
Construction in progress	62.2	46.5

	568.7	772.5
Less accumulated depreciation	(290.9)	(447.6)

Total	$277.8	$324.9